Cover	May 13, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 13, 2024
Entity Registrant Name	AUGMEDIX, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40890
Entity Tax Identification Number	83-3299164
Entity Address, Address Line One	111 Sutter Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	888
Local Phone Number	669-4885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	AUGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001769804